Acquisition (Details Narrative) - USD ($)				12 Months Ended
	Oct. 18, 2019	Jul. 15, 2019	Jun. 30, 2019	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Cliam offset amount				$ 735,000
Expiration period of claim				Jan. 15, 2020
Payment settlement	$ 6,024,489
Repayments of debt	887,858
Goodwill		$ 8,300,000
Finite lived intangible assets		$ 7,300,000
Finite lived intangible assets weighted-average amortization period		8 years 4 months 24 days
Business transaction expenses		$ 2,500,000
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets weighted-average amortization period		10 years
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets weighted-average amortization period		8 years
Indemnification Holdback [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Repayments of debt	735,000
AR Holdback [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Repayments of debt	$ 152,858
CGI Bio Pharma [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Business combination consideration amount			$ 775,000
Accounts receivable				$ 830,000
Asset Purchase Agreement [Member] | Inital Tranche [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Payment of preferred stock financing		$ 13,800,000
Asset Purchase Agreement [Member] | CGI Bio Pharma [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Assets and assumed certain liabilities		23,500,000
Proceeds from debt		7,692,300
Asset Purchase Agreement [Member] | CGI Bio Pharma [Member] | Base Purchase Price [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Assets and assumed certain liabilities		$ 1,980,000